Accrued Expense (Details Narrative) (10-K) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued expenses	$ 1,202,372	$ 714,962	$ 286,598